EARNINGS PER SHARE	12 Months Ended
Apr. 30, 2011
Notes To Financial Statements [Abstract]
EARNINGS PER SHARE
NOTE 13 . EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. The Company has no outstanding options, warrants, convertible stock or other contractual obligations requiring issuance of additional common shares that would result in a dilution of earnings. Units can be exchanged for shares on a one-for-one basis after a minimum holding period of one year. The following table presents a reconciliation of the numerator and denominator used to calculate basic and diluted earnings per share reported in the consolidated financial statements for the fiscal years ended April 30, 2011, 2010 and 2009:

2011 Annual Report F-24

NOTE 13 . continued

	For Years Ended April 30,
	(in thousands, except per share data)
	2011	2010	2009
NUMERATOR
Income from continuing operations - Investors Real Estate Trust	$4,116	$4,444	$8,284
Income (loss) from discontinued operations - Investors Real Estate Trust	15,966	(443)	242
Net income attributable to Investors Real Estate Trust	20,082	4,001	8,526
Dividends to preferred shareholders	(2,372)	(2,372)	(2,372)
Numerator for basic earnings per share - net income available to common shareholders	17,710	1,629	6,154
Noncontrolling interests - Operating Partnership	4,449	562	2,227
Numerator for diluted earnings per share	$22,159	$2,191	$8,381
DENOMINATOR
Denominator for basic earnings per share weighted average shares	78,628	69,093	58,603
Effect of convertible operating partnership units	20,154	20,825	21,217
Denominator for diluted earnings per share	98,782	89,918	79,820
Earnings per common share from continuing operations - Investors Real Estate Trust - basic and diluted	$.02	$.04	$.10
Earnings (loss) per common share from discontinued operations - Investors Real Estate Trust - basic and diluted	.20	(.01)	.01
NET INCOME PER COMMON SHARE - BASIC & DILUTED	$.22	$.03	$.11